UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

BOULDER TOTAL RETURN FUND, INC.
 (Exact name of registrant as specified in charter)

 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Stephen C. Miller
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management  investment  company,  other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

For Period July 1, 2009 to June 30, 2010

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Record Date	Proposal Number	Description of Matter to be Voted On	Matter Proposed by Issuer or Holder	Vote Cast (Yes or Abstain)	Vote (For or Against)	For or Against Management

Cohen & Steers REIT & Utility Fund	RTU	19247Y108	10/22/2009	7/30/2009	1	Approve merger of REIT and Utility Income Fund, Inc. with Select Utility Fund, Inc.	Issuer	Yes	Against	Against

Cohen & Steers Select Utility Fund	UTF	19248A109	10/22/2009	7/30/2009	1	Approve merger of REIT and Utility Income Fund, Inc. with Select Utility Fund, Inc.	Issuer	Yes	Against	Against
					2	Approve amendment to UTF's charter to increase the number of authorized shares of UTF's capital stock	Issuer	Yes	Against	Against
					3	Approve changing UTF's Investment Objective	Issuer	Yes	Against	Against

Cohen & Steers Worldwide Realty Inc.	RWF	19248J100	10/22/2009	7/30/2009	1	Approve merger of Worldwide Realty Income Fund, Inc. with Quality Income Realty Fund, Inc.	Issuer	Yes	Against	Against

Diageo PLC	DEO	25243Q205	10/14/2009	9/4/2009	1	Report & Accounts	Issuer	Yes	For	For
					2	Director's remuneration report	Issuer	Yes	For	For
					3	Declaration of final dividend	Issuer	Yes	For	For
					4	Re-election of LM Danon	Issuer	Yes	For	For
					5	Re-election of Lord Hollick	Issuer	Yes	For	For
					6	Re-election of PS Walsh	Issuer	Yes	For	For
					7	Election of PB Bruzelius	Issuer	Yes	For	For
					8	Election of BD Holden	Issuer	Yes	For	For
					9	Re-appointment of auditor	Issuer	Yes	For	For
					10	Remuneration of auditor	Issuer	Yes	For	For
					11	Authority to allot shares	Issuer	Yes	For	For
					12	Disapplication of pre-emption rights	Issuer	Yes	For	For
					13	Authority to purchase own ordinary shares	Issuer	Yes	For	For
					14	Authority to make political donations	Issuer	Yes	For	For
					15	Adopt discretionary incentive plan	Issuer	Yes	For	For
					16	Adopt executive long term incentive plan	Issuer	Yes	For	For
					17	Adopt International Sharematch Plan	Issuer	Yes	For	For
					18	Authority to establish International share plans	Issuer	Yes	For	For
					19	Adopt Irish Sharesave Plan	Issuer	Yes	For	For
					20	Amend Executive Share Option Plan	Issuer	Yes	For	For
					21	Amend 2008 Senior Executive Share Option Plan	Issuer	Yes	For	For
					22	Amendments to the Senior Executive Share Option Plan	Issuer	Yes	For	For
					23	Reduced notice of a general meeting other than an annual general meeting	Issuer	Yes	For	For
					24	Adopt articles of association	Issuer	Yes	For	For

Dreyfus Treas & Agncy Cash Mgmt-Inst SH	DTRXX	261908107	11/16/2009	9/4/2009	1A	Approve changes to fundamental policies & investment restrictions re borrowing	Issuer	Yes	For	For
					1B	Approve changes to fundamental policies & investment restrictions re Lending	Issuer	Yes	For	For
					2B	Approve changes to fundamental policies & investment restrictions, permit investment in other investment companies	Issuer	Yes	For	For

First American Corporation	FAF	318522307	12/8/2009	10/12/2009	1	Election of eighteen (18) Directors	Issuer	Yes	For	For
					2	Reincorporation	Issuer	Yes	For	For
					3	PWC as accountants	Issuer	Yes	For	For

Walgreen Co.	WAG	931422109	1/13/2010	11/16/2009	1	Election of nine (9) Directors	Issuer	Yes	For	For
					2	D & T LLP as Accountants	Issuer	Yes	For	For
					3	Executive stock plan	Issuer	Abstain	Abstain	Abstain
					4	Majority vote	Holder	Yes	For	Against
					5	Performance based stock option grants	Holder	Yes	For	Against
					6	Written reports on charitable donations	Holder	Yes	Against	For

Berkshire Hathaway Inc., Class A	BRK/A	084670108	1/20/2010	11/30/2009	1	Amend certificate of Incorporation	Issuer	Yes	For	For
					2	Class B 50-for a Split	Issuer	Yes	For	For
					3	Change Par value of each share of class B common stock	Issuer	Yes	For	For
					4	Increase B common stock	Issuer	Yes	For	For
					5	Remove requirement to issue physical stock certificates	Issuer	Yes	For	For

Berkshire Hathaway Inc., Class B	BRK/B	084670207	1/20/2010	11/30/2009	1	Amend certificate of Incorporation	Issuer	Yes	For	For
					2	Class B 50-for a Split	Issuer	Yes	For	For
					3	Change Par value of each share of class B common stock	Issuer	Yes	For	For
					4	Increase B common stock	Issuer	Yes	For	For
					5	Remove requirement to issue physical stock certificates	Issuer	Yes	For	For

Burlington Northern Santa Fe Corporation	BNI	12189T104	2/11/2010	12/18/2009	1	Adopt plan of merger	Issuer	Yes	For	For
					2	Adopt motion to adjourn or postpone meeting to solicit additional proxies	Issuer	Abstain	Abstain	Abstain

Franklin Resources, Inc	BEN	354613101	3/16/2010	1/19/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For
						PWC LLP as accountants	Issuer	Yes	For	For
						Submit for stockholder approval for purposes of complying with requirements of section 162(M) of Internal Revenue code	Issuer	Yes	Against	Against

F&C/Claymore PFD SEC Income	FFC	338478100	4/22/2010	1/22/2010		Election of two (2) directors	Issuer	Yes	For	For

F&C/Claymore Total Return Fund - Common	FLC	338479108	4/22/2010	1/22/2010		Election of two (2) directors	Issuer	Yes	For	For

Johnson & Johnson	JNJ	478160104	4/22/2010	2/23/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	PWC LLP as accountants	Issuer	Yes	For	For
					3	Executive Compensation	Holder	Yes	Against	For
					4	Special shareholder meetings	Holder	Yes	For	Against

Pfizer, Inc.	PFE	717081103	4/22/2010	2/23/2010	1	Election of fifteen (15) directors	Issuer	Yes	For	For
					2	Ratify KPMG as accountants	Issuer	Yes	For	For
					3	Executive Compensation	Issuer	Yes	For	For
					4	Reduce percentage of share required for shareholders to call special meetings	Issuer	Yes	For	For
					5	Stock options	Holder	Yes	Against	For

Berkshire Hathaway Inc. A	BRK/A	084670108	5/1/2010	3/3/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For

Berkshire Hathaway Inc. B	BRK/B	084670702	5/1/2010	3/3/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For

Glaxosmithkline PLC	GSK	37733W105	5/6/2010	3/9/2010	1	Receive and Adopt Director's Report and Financial Statements	Issuer	Yes	For	For
					2	Approve remuneration Report	Issuer	Yes	For	For
					3	Elect Dr. S. Burns as Director	Issuer	Yes	For	For
					4	Elect Mr. J. Heslop as Director	Issuer	Yes	For	For
					5	Elect Sir D. Maughan as director	Issuer	Yes	For	For
					6	Elect Dr. D. Podolsky as Director	Issuer	Yes	For	For
					7	Elect Sir R. Wilson as Director	Issuer	Yes	For	For
					8	Re-appoint Auditors	Issuer	Yes	For	For
					9	Remuneration of Auditors	Issuer	Yes	For	For
					10	Approve political Donations	Issuer	Yes	Against	Against
					11	Authority to allot shares	Issuer	Yes	For	For
					12	Disapplication of pre-emption rights	Issuer	Yes	Against	Against
					13	Authority for company to purchase its own shares	Issuer	Yes	For	For
					14	Exemption from statement of senior statutory Auditor's name	Issuer	Yes	For	For
					15	Reduce notice of general meeting other than an AGM	Issuer	Yes	For	For
					16	Adopt new Articles of Association	Issuer	Yes	For	For

Health CareREIT, Inc.	HCN	42217K106	5/6/2010	3/11/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Ernst & Young LLP	Issuer	Yes	For	For

3M Company	MMM	88579Y101	5/11/2010	3/12/2010	1	Election of ten (10) directors	Issuer	Yes	For	For
					2	PWC LLP as accountants	Issuer	Yes	For	For
					3	Approve long-term incentive plan and approve the expanded performance criteria	Issuer	Yes	Against	Against
					4	Proposal on special meetings	Holder	Yes	For	Against

Cohen & Steers Infrastructure Fund	UTF	19248A109	5/13/10	3/19/2010	1	Election of three (3) directors	Issuer	Yes	For	For

Nationwide Health Properties, Inc.	NHP	638620104	5/4/2010	3/17/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Ernst & Young LLP as accountants	Issuer	Yes	For	For
					3	Performance incentive plan	Issuer	Yes	Against	Against

Redwood Trust, Inc	RWT	758075402	5/18/2010	3/31/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	Grant Thornton LLP as accountants	Issuer	Yes	For	For
					3	Increase number of shares	Issuer	Yes	Against	Against

Home Depot, Inc.	HD	437076102	5/20/2010	3/22/2010	1	Election of nine (9) directors	Issuer	Yes	For	For
					2	Ratify KPMG LLP	Issuer	Yes	For	For
					3	Performance-based awards	Issuer	Yes	Against	Against
					4	Cumulative voting	Holder	Yes	For	For
					5	Executive officer Compensation	Holder	Yes	Against	Against
					6	Special shareholder meetings	Holder	Yes	For	For
					7	Shareholder action by written consent	Holder	Yes	Against	Against
					8	Independent Chairman of the Board	Holder	Yes	Against	Against
					9	Employment Diversity Report	Holder	Yes	Against	Against
					10	Reincorporation in North Dakota	Holder	Yes	Against	Against

Yum Brands, Inc.	YUM	988498101	5/20/2010	3/22/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For
					2	Ratify auditors	Issuer	Yes	For	For
					3	Right to call special shareholder meetings	Holder	Yes	Against	Against

Black Hills Corporation	BKH	092113109	5/25/2010	4/6/2010	1	Election of three (3) directors	Issuer	Yes	For	For
					2	D & T LLP as accountants	Issuer	Yes	For	For
					3	Amend Omnibus incentive plan and code section renewal	Holder	Yes	Against	Against

First American Corporation	FAF	318522307	5/18/2010	3/22/2010	1	Election of seventeen (17) directors	Issuer	Yes	For	For
					2	Approve reincorporation under laws of Delaware	Issuer	Yes	For	For
					3	Approve amendments to restated articles of incorporation and bylaws decreasing number of directors to seven (7) - thirteen (13)	Issuer	Yes	For	For
					4	Approve amendments to restated articles of incorporation and change name to Corelogic, Inc.	Issuer	Yes	For	For
					5	PWC LLP as accountants	Issuer	Yes	For	For

Neuberger Berman R/E SEC Income-PFD C Annual	NRO SERIES W	64190A301	6/1/2010	4/1/2010	1	Election of five (5) directors	Issuer	Did Not Vote	N/A	N/A

Caterpillar, Inc.	CAT	149123101	6/9/2010	4/12/2010	1	Election of five (5) directors	Issuer	Yes	For	For
					2	Ratify auditors	Issuer	Yes	For	For
					3	Amend 2006 long-term incentive plan	Issuer	Yes	Against	Against
					4	Amend articles and bylaws to declassify Board	Issuer	Yes	For	For
					5	Amend articles and bylaws to eliminate supermajority vote requirements	Issuer	Yes	For	For
					6	Independent Chairman of the Board	Holder	Yes	Against	For
					7	Review global corporate standards	Holder	Yes	Against	For
					8	Special stockholder meetings	Holder	Yes	For	Against

W.P. Carey & Co.	WPC	92930Y107	6/10/2010	4/14/2010	1	Election of twelve (12) directors	Issuer	Yes	For	For
					2	PWC LLP as accountants	Issuer	Yes	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 31, 2010